Trade and Other Payables	12 Months Ended
Dec. 31, 2022
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Trade and Other Payables
26.	TRADE AND OTHER PAYABLES

	December 31, 2022	December 31, 2021

Trade payables	48,261	59,417
Payables to third-party sellers on the marketplace platform	41,475	22,215
Payroll payables, including related taxes	3,537	1,100
Payables under the reverse factoring arrangements	1,683	6,874
Other payables	85	185

Total	95,041	89,791

out of which:
Current	94,749	89,273
Non-current	292	518
The average credit period on domestic purchases of certain goods is 1 - 4 months. No interest is charged on the trade payables from the invoice received. Information about the Group’s exposure to currency and liquidity risk in relation to its trade and other payables is included in note 32.
As of December 31, 2022, the total amount of trade payables included the liabilities under arrangements, where suppliers elected to receive early payment of their invoice from financial institutions and where the supplier carries the cost of such an arrangement, amounted to 8,524 (December 31, 2021: 17,175).